AQUILA ROCKY MOUNTAIN EQUITY FUND

                          Supplement to the Prospectus
                      For Class A Shares and Class C Shares
                              Dated April 30, 2002
                     As Previously Supplemented July 9, 2002


The purpose of this supplement is to (1) reduce the CDSC for redemptions of Class C Shares from 2% to 1% and to shorten the period during which the CDSC is payable from two years to one year; (2) to say that a promotional program with respect to the sale of Class A shares has been extended until December 31, 2003.



The table of Fees and Expenses in the Prospectus is hereby replaced by the following:

                                        Class A             Class C
                                        Shares              Shares

Shareholder Fees
(fees paid directly from your investment)

Maximum Sales Charge (Load)
 imposed on Purchases
 (as a percentage of offering price) ...  4.25%               None
Maximum Deferred Sales Charge (Load)
 (as a percentage of the lesser of
 redemption value or purchase price) ...  None(1)             1.00%(2)
Maximum Sales Charge (Load)
 imposed on Reinvested Dividends or
 Distributions
 (as a percentage of offering price)...   None                None
Redemption Fee (as a percentage of
  redemption proceeds).................   None(3)             None
Exchange Fees .........................   None                None

Annual Fund Operating Expenses
(expenses that are deducted from the Fund's assets)(4)

Management Fee (4).....................   1.50%               1.50%
Distribution (12b-1) Fee ..............   0.25%               0.75%
All Other Expenses:
 Service Fee ..........................   None                0.25%
 Other Expenses (4)....................   3.16%               3.16%
 Total All Other Expenses (4)..........   3.16%               3.41%
Total Annual Fund
 Operating Expenses (4)................   4.91%               5.66%
Total Fee Waivers
 and/or Reimbursement(5)...............   3.41%               3.41%
Net Expenses(5) .......................   1.50%               2.25%

(1) If you buy Class A Shares in transactions of $1 million or more there is no sales charge but you will be subject to a contingent deferred sales charge of up to 1% if you redeem your shares during the first two years after purchase and
0.50 of 1% during the third and fourth years after purchase. Purchases without sales charge of Class A Shares with the proceeds of redemptions of shares of other investment companies and certain promotional programs also carry a CDSC. Through December 31, 2003, or until the net assets of the Fund reach $9 million, whichever first occurs, all sales load charges are waived on purchases of Class A Shares; these shares are considered Promotional CDSC Class A Shares and are subject to a maximum Contingent Deferred Sales charge of 3%.

(2) A contingent deferred sales charge of 1% is imposed on the redemption proceeds of the shares if redeemed during the first 12 months after purchase.

(3) If you purchase Class A Shares without a sales charge and the shares are not subject to a contingent deferred sales charge, you will pay a redemption fee of 2.00% of the redemption value of any of those shares that you redeem within 120 days of purchasing them.

(4) The actual expense ratios for the fiscal year ended December 31, 2001 after giving effect to the waivers, expense reimbursement, and the expense offset for uninvested cash balances were incurred at the following annual rates: for Class A shares, management fees, 0.00%; 12b-1 fee, 0.25%; and other expenses, 1.25% resulting in Total Fund Operating Expenses of 1.50%; for Class C Shares, management fees, 0.00%; 12b-1 fee, 0.75%; service fee, 0.25% and other expenses, 1.25% resulting in Total Fund Operating Expenses of 2.25%.

(5) The Manager has contractually undertaken to waive fees and/or reimburse Fund expenses during the period January 1, 2002 through December 31, 2002 so that total Fund expenses will not exceed 1.50% for Class A Shares or 2.25% for Class C Shares.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that you reinvest all dividends and distributions, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         1 year(5)  3 years  5 years  10 years

Class A Shares ...........$571      $1,545  $2,521   $4,968
Class C Shares ...........$328      $1,384  $2,524   $5,044(6)

You would pay the following expenses if you did not redeem your Class C Shares:

Class C Shares ...........$228      $1,384  $2,524   $5,044(6)

(5) Absent fee waivers and reimbursements, one-year expenses would be $895 for Class A Shares, $564 for Class C Shares without redemption and $664 for Class C Shares with redemption, and, accordingly, the expenses for 3, 5 and 10 years would be higher as well.

(6) Six years after the date of purchase, Class C Shares are automatically converted to Class A Shares. Over time, long-term Class C Shareholders could pay the economic equivalent of an amount that is more than the maximum front-end sales charge allowed under applicable regulations because of the 12b-1 fee and service fee. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

---------------


The table under "Alternate Purchase Plans" is changed as follows:

"How do the different arrangements for Class A Shares and Class C Shares affect the cost of buying, holding and redeeming shares, and what else should I know about the two classes?"

In this Prospectus the Fund provides you with two alternative ways to invest in the Fund through two separate classes of shares. All classes represent interests in the same portfolio of securities. The classes of shares offered to individuals differ in their sales charge structures and ongoing expenses, as described below. You should choose the class that best suits your own circumstances and needs.

                           Class A Shares                 Class C Shares

Initial Sales              Class A Shares are             None. Class C
Charge                     offered at net asset           Shares are offered
                           value plus a maximum           at net asset value
                           sales charge of 4.25%,         with no sales charge
                           paid at the time of            payable at the time
                           purchase. Thus,                of purchase.
                           your investment is
                           reduced by the
                           applicable sales
                           charge.

Contingent                 None (except for               A maximum CDSC of
Deferred Sales             certain purchases of           1% is imposed upon
Charge ("CDSC")            $1 million or more)            the redemption of
                           and certain other              Class C Shares held
                           purchases.                     for less than 12
                                                          months. No CDSC
                                                          applies to Class C
                                                          Shares acquired
                                                          through the
                                                          reinvestment of
                                                          dividends or
                                                          distributions.

Distribution and           A distribution                 There is a level
Service Fees               fee of 0.25                    charge for
                           of 1% is imposed on            distribution and
                           the average annual             service fees for
                           net assets                     6 years after the
                           represented by the             date of purchase
                           Class A Shares.                at the aggregate
                                                          annual rate of 1%
                                                          of the average net
                                                          assets represented
                                                          by the Class C
                                                          Shares.

Other Information          The initial sales              Class C Shares,
                           charge is waived or            together with a pro-
                           reduced in some                rata portion of all
                           cases. Larger                  Class C Shares
                           purchases qualify              acquired through
                           for lower sales                reinvestment of
                           charges.                       dividends and other
                                                          distributions paid
                                                          in additional Class
                                                          C Shares,
                                                          automatically
                                                          convert to Class A
                                                          Shares after 6
                                                          years.

---------------

The material under the caption "Special Promotion" is changed as follows:

Special Promotion: Through December 31, 2003, or until the net assets of the Fund reach $9 million, whichever occurs sooner, the following terms will apply:
1) all applicable sales charges will be waived on all Class A Share sales; 2) the Distributor will pay the broker/dealer an amount equal to 3% of the sales price; and 3) the shares so purchased will be called "Promotional CDSC Class A Shares" and will be subject to a CDSC if you redeem them within 36 months of purchase.

---------------

The Special Promotion described under the caption "Redemption of CDSC Class A Shares" has been extended through December 31, 2003 or until the net assets of the Fund reach $9 million, whichever occurs sooner.

---------------

The material under the caption "Redemption of Class C Shares" is changed as follows:

     * You will pay 1% of the shares' redemption or purchase value, whichever is less, if you redeem within the first 12 months after purchase.

     * No CDSC applies if Class C Shares are held for 12 months after purchase.

     * Shares acquired by reinvestment of dividends or distributions are not subject to any CDSC.

------------------

The material under the caption "Broker/Dealer Compensation - Class C Shares" is changed as follows:

The Distributor will pay 1% of the sales price to any broker/dealer executing a Class C Share purchase.



               The date of this supplement is November 22, 2002.
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                        AQUILA ROCKY MOUNTAIN EQUITY FUND

              Supplement to the Statement of Additional Information
                              Dated April 30, 2002


The Statement of Additional Information is hereby supplemented as follows:

The material under the caption "Special Promotion" is changed as follows:

Special Promotions

     Through December 31, 2003, or until the net assets of the Fund reach $9 million, whichever occurs sooner, the following terms will apply with respect to purchases of Class A Shares: 1) the applicable sales load will be waived; 2) the Distributor will pay to the broker/dealer an amount equal to 3% of the sales price; 3) the shares so purchased will be called "Promotional CDSC Class A Shares."



               The date of this supplement is November 22, 2002.